PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.2%
Asset-Backed Securities 4.7%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	6.479%(c)	10/17/30	250	$250,251
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32	237	237,697
HPS Loan Management Ltd. (Cayman Islands), Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	6.460(c)	10/15/30	250	250,000
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)	6.627(c)	02/20/30	118	118,007
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.624(c)	10/26/31	250	249,983
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.599(c)	04/17/30	97	97,200

Total Asset-Backed Securities (cost $1,197,638)				1,203,138
Corporate Bonds 84.0%
Advertising 0.1%
CMG Media Corp., Gtd. Notes, 144A	8.875	12/15/27	75	37,513
Aerospace & Defense 1.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	50	49,125
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	25	25,094
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	39	39,623
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	15	15,325
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	20	20,650
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	104	104,104
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	100	107,375
				361,296

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250%	02/15/28	25	$24,963
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	96,410
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	50	48,196
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	46,242
				215,811
Apparel 1.2%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	67,747
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	3.500	03/01/31	75	64,675
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	100	98,379
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	100	83,292
				314,093
Auto Manufacturers 0.4%
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	20	20,521
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	75	76,115
				96,636
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	44	44,770
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	25	24,841
Dana, Inc., Sr. Unsec’d. Notes	4.250	09/01/30	125	108,846
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	15	15,096
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,084

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000%	11/17/28	75	$68,473
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	50	48,399
				320,509
Banks 1.4%
Citigroup, Inc., Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	75	70,724
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	50	48,283
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	25	24,836
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	25	27,396

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	168,679
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	25	25,500
				365,418
Building Materials 1.5%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	75	61,003
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	40	39,999
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	24	23,528
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	20	19,872
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	25	22,787
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	75	72,493
Sr. Sec’d. Notes, 144A	8.875	11/15/31	20	21,061
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	25	20,870
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	25	22,325
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	75	71,335

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	7.250%	01/15/31	10	$10,316
				385,589
Chemicals 1.6%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	100	84,073
ASP Unifrax Holdings, Inc., Sr. Sec’d. Notes, 144A	5.250	09/30/28	125	62,839
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	212,793
SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	40	35,350
				395,055
Commercial Services 6.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	23,974
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	25	24,925
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	7	7,000
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	50	49,646

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	179,500
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	5.625	04/15/26	125	126,757
Sec’d. Notes, 144A	9.000	06/01/29	30	29,016
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	25	22,159
Gtd. Notes, 144A	4.625	10/01/27	225	212,874

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.375	03/01/29	75	68,547
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	75	71,615
Gartner, Inc., Gtd. Notes, 144A	3.750	10/01/30	100	88,081

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Herc Holdings, Inc., Gtd. Notes, 144A	5.500%	07/15/27	50	$48,745
Hertz Corp. (The), Gtd. Notes, 144A	5.000	12/01/29	25	16,494
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	125	115,213
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	150	111,551
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	75	68,729
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	75	65,533
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	475	406,222
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	25	26,122
				1,762,703
Computers 2.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	200	190,680
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,247
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	75	69,420
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	52	56,133
NCR Voyix Corp., Gtd. Notes, 144A	5.000	10/01/28	125	116,975
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	150	149,865
				603,320
Distribution/Wholesale 1.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	200	179,052

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale (cont’d.)
Ritchie Bros Holdings, Inc. (Canada), Gtd. Notes, 144A	7.750%	03/15/31	25	$26,044
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	50	52,359
				257,455
Diversified Financial Services 5.6%
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	55	57,625
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	25	24,842
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	20	20,196
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,055
Gtd. Notes, 144A	8.000	02/15/27	50	51,204
goeasy Ltd. (Canada),
Gtd. Notes, 144A	9.250	12/01/28	20	21,100
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	25,406

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	25	17,403
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	75	70,378
LPL Holdings, Inc., Gtd. Notes, 144A	4.375	05/15/31	125	113,872
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,056
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	10	10,139
Sr. Unsec’d. Notes, 144A	8.125	03/30/29	50	52,519
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	225	204,194
Gtd. Notes, 144A	5.500	08/15/28	200	191,005
Gtd. Notes, 144A	5.750	11/15/31	15	13,868
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	50	45,557
Sr. Unsec’d. Notes	5.875	10/25/24	25	24,961
Sr. Unsec’d. Notes	6.750	06/25/25	25	25,071
Sr. Unsec’d. Notes	9.375	07/25/30	25	26,135
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	100	88,891
Gtd. Notes	7.125	03/15/26	75	76,113
Gtd. Notes	7.500	05/15/31	20	20,011

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	5.375%	10/15/25	125	$123,951
Gtd. Notes, 144A	7.125	11/15/30	20	19,737
Gtd. Notes, 144A	7.875	12/15/29	15	15,358

PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	15	14,826
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	4.000	10/15/33	75	62,342
				1,431,815
Electrical Components & Equipment 0.8%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.750	06/15/28	50	46,159
EnerSys, Gtd. Notes, 144A	6.625	01/15/32	10	10,092
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,073
Gtd. Notes, 144A	6.625	03/15/32	20	20,147
Gtd. Notes, 144A	7.250	06/15/28	100	101,903
				193,374
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	25	25,229
Engineering & Construction 0.4%
TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29	125	112,596
Entertainment 0.2%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	50	47,410
Environmental Control 1.3%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	125	113,944
Gtd. Notes, 144A	4.375	08/15/29	100	91,375

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)
Reworld Holding Corp.,
Gtd. Notes	5.000%	09/01/30	25	$22,495
Gtd. Notes, 144A	4.875	12/01/29	100	91,212
				319,026
Foods 2.0%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	50	44,677
Gtd. Notes, 144A	6.500	02/15/28	25	25,201
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	27	26,559
Gtd. Notes	5.250	09/15/27	125	114,813
Sr. Sec’d. Notes, 144A	8.000	09/15/28	50	50,774

Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31	50	42,985
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30	100	90,050
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	50	45,364
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	75	66,581
				507,004
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	15	14,290
Sr. Unsec’d. Notes	5.875	08/20/26	40	38,635
				52,925
Healthcare-Products 1.1%
Embecta Corp., Sr. Sec’d. Notes, 144A	5.000	02/15/30	50	41,345
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	250	227,941
				269,286
Healthcare-Services 4.2%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	175	146,859

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
DaVita, Inc., (cont’d.)
Gtd. Notes, 144A	4.625%	06/01/30	175	$156,805

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	125	125,386
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	175	175,277
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	150	139,226
Sr. Sec’d. Notes	4.375	01/15/30	200	184,080
Sr. Unsec’d. Notes	6.875	11/15/31	125	130,710
				1,058,343
Home Builders 6.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	25	22,416
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	125	124,033
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	146,949
Gtd. Notes	7.250	10/15/29	75	74,926
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	6.250	09/15/27	50	48,690
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	75	67,121

Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	125	119,469
KB Home,
Gtd. Notes	4.000	06/15/31	150	132,457
Gtd. Notes	4.800	11/15/29	25	23,423

Landsea Homes Corp., Sr. Unsec’d. Notes, 144A	8.875	04/01/29	50	48,547
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	150	142,499
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	200	182,250
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	75	73,739
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	25	23,602
Sr. Unsec’d. Notes	4.750	04/01/29	100	92,719

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750%	02/15/29	25	$25,929
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	50	49,271
Gtd. Notes, 144A	5.875	06/15/27	75	74,691
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	25	23,730

Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	150	146,544
				1,643,005
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	25	22,413
Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	75	66,550
Housewares 0.6%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	125	106,992
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	100	56,728
				163,720
Insurance 0.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250	02/01/29	50	50,260
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	25	23,244
				73,504
Internet 0.5%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	125	123,874
Iron/Steel 0.8%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	99,785

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.750%	04/15/30	50	$49,472
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	22,655
Sr. Unsec’d. Notes	4.375	03/15/32	25	22,294
				194,206
Leisure Time 1.2%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	50	49,820
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	7.750	02/15/29	250	256,065
				305,885
Lodging 0.3%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	100	84,865
Machinery-Construction & Mining 0.3%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	75	70,745
Machinery-Diversified 0.8%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	30	32,422
Sr. Sec’d. Notes, 144A	7.500	01/01/30	100	103,016

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	50	32,386
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	40	42,551
				210,375
Media 7.6%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	5.750	08/15/29	200	148,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	250	201,504
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	225	207,735

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625%	12/01/30	200	$83,970
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $69,525; purchased 01/19/22 - 06/03/22)(f)	6.625	08/15/27(d)	285	5,315
Sec’d. Notes, 144A (original cost $107,008; purchased 01/10/22 - 08/30/22)(f)	5.375	08/15/26(d)	299	5,427
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	85	33,803
Gtd. Notes	7.375	07/01/28	50	22,518
Gtd. Notes	7.750	07/01/26	125	80,048

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	150	150,672
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	55	54,925
Sr. Sec’d. Notes, 144A	10.500	07/15/29	60	59,590

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	105	100,608
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	50	47,189
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	125	92,683
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	125	57,460

Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27	75	67,249
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	175	169,134
Sr. Sec’d. Notes, 144A	8.000	08/15/28	70	68,931

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	100	97,694
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	200	169,720
				1,924,675
Mining 0.9%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	50	55,788

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	6.125%	04/01/29	125	$122,813
Novelis Corp., Gtd. Notes, 144A	4.750	01/30/30	50	46,232
				224,833
Miscellaneous Manufacturing 0.9%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	50	49,078
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	125	113,417

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	65	66,973
				229,468
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	10	10,069
Oil & Gas 3.2%
Antero Resources Corp.,
Gtd. Notes, 144A	5.375	03/01/30	35	33,506
Gtd. Notes, 144A	7.625	02/01/29	25	25,706

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	12/31/28	150	153,293
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	50	49,544
Gtd. Notes, 144A	5.875	02/01/29	100	98,334

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	20	20,324
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	125	115,267
Gtd. Notes, 144A	6.750	03/01/29	25	24,168
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	25	24,811
Gtd. Notes, 144A	4.750	02/15/30	25	23,243

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Southwestern Energy Co., Gtd. Notes	5.375%	03/15/30	115	$110,823
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.500	04/30/30	150	135,546
				814,565
Packaging & Containers 1.5%
Graphic Packaging International LLC,
Gtd. Notes	4.125	08/15/24	25	24,875
Gtd. Notes, 144A	3.500	03/01/29	25	22,315
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	125	112,541
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	25	24,332

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	35	35,665
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	19	18,884
Gtd. Notes, 144A	7.250	05/15/31	25	25,002

Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	70	76,141
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	45,327
				385,082
Pharmaceuticals 3.2%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	125	107,166
Gtd. Notes, 144A	6.125	08/01/28	25	23,925

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	25	18,208
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	200	113,354
Gtd. Notes, 144A	5.250	01/30/30	400	198,000
Gtd. Notes, 144A	5.250	02/15/31	50	24,750
Gtd. Notes, 144A	6.250	02/15/29	50	26,500
Gtd. Notes, 144A	7.000	01/15/28	50	28,750
Gtd. Notes, 144A	9.000	12/15/25	25	23,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	36,125

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125%	04/30/31	200	$176,656
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	50	42,336
				819,270
Pipelines 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	100	95,876
Gtd. Notes, 144A	5.750	03/01/27	50	49,460
Gtd. Notes, 144A	6.625	02/01/32	10	10,019
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	10	10,103
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	10	10,188

Cheniere Energy Partners LP, Gtd. Notes	4.000	03/01/31	150	135,505
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	65	62,724
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	50	45,020
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	50	51,041
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	25	26,407

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	75	75,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	125	119,468
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	67,621
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/01/29	100	108,517
Sr. Sec’d. Notes, 144A	9.875	02/01/32	100	107,265
				974,546
Real Estate 1.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	63	64,797

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375%	08/01/28	150	$142,046
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	75	66,699
				273,542
Real Estate Investment Trusts (REITs) 2.5%
Brandywine Operating Partnership LP, Gtd. Notes	8.875	04/12/29	5	5,182
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	75	54,195
Gtd. Notes	9.750	06/15/25	25	25,014
Sr. Unsec’d. Notes	4.750	02/15/28	10	8,228
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	4.625	08/01/29	50	36,411
Gtd. Notes	5.000	10/15/27	100	81,973
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,060
Sr. Sec’d. Notes, 144A	7.500	06/01/25	100	100,000

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	75	71,924
SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	225	198,371
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	25	23,421
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	10	9,952
				624,731
Retail 4.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28	100	92,500
Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	50	42,476
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	25	24,034
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	50	49,781
Gtd. Notes, 144A	8.250	07/15/30	50	52,218

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000%	03/01/29	50	$44,325
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	62,264
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	75	67,696
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	69,665
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	50	51,898

Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	100	81,594
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	55	50,434
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	75	73,631
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	50	50,726
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	100	98,509
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	125	113,281
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75	71,637
				1,096,669
Software 1.9%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	150	140,485
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	72	72,284
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	75	72,359
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	75	68,406
Sr. Sec’d. Notes, 144A	3.875	07/01/28	50	45,795

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	75	73,561
				472,890

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 4.6%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $5,612; purchased 11/14/23)^(f)	0.000%	12/31/30	5	$5,930
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $6; purchased 11/14/23)^(f)	0.000	12/31/30	59	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $100; purchased 11/14/23)^(f)	0.000	12/31/30	—(r)	19
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $0; purchased 11/14/23)^(f)	0.000	12/31/30	5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl US (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $190,646; purchased 01/30/24 - 05/15/24)(f)	10.500	05/25/27	205	200,357
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $3,731; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28	6	4,543
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A	5.000	05/01/28	50	46,702
Sr. Sec’d. Notes, 144A	5.875	10/15/27	25	24,349

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	8.500	04/15/31	200	202,000
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30	100	94,000
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	75	42,944
Sec’d. Notes, 144A	4.875	06/15/29	50	29,997
Sr. Sec’d. Notes, 144A	10.500	04/15/29	75	74,831
Sr. Sec’d. Notes, 144A	10.500	05/15/30	50	49,859
Sr. Sec’d. Notes, 144A	11.000	11/15/29	47	48,199

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	50	59,843
Sprint LLC, Gtd. Notes	7.625	02/15/25	275	276,997
				1,160,570
Transportation 0.9%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	70	63,645

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	100	$102,942
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	74,989
				241,576

Total Corporate Bonds (cost $22,981,175)				21,344,034
Floating Rate and Other Loans 2.3%
Auto Parts & Equipment 0.3%
First Brands Group LLC,
2022-Ii Incremental Term Loan, 3 Month SOFR + 5.262%	10.591(c)	03/30/27	30	29,644
Second Lien 2021 Term Loan, 3 Month SOFR + 8.812%	14.141(c)	03/24/28	33	31,672

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.173(c)	11/17/28	30	28,929
				90,245
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	9.163(c)	03/01/29	15	14,805
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.444(c)	10/06/28	98	81,694
Insurance 0.1%
Acrisure LLC, 2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%	9.194(c)	02/15/27	25	24,740
Media 0.4%
Diamond Sports Group LLC,
Dip Term Loan	5.000	12/02/24	36	52,664
First Lien Term Loan, 1 Month SOFR + 10.100%	15.413(c)	05/25/26	5	4,933
Second Lien Term Loan, 1 Month SOFR + 5.350%	8.175(c)	08/24/26(d)	25	469

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Gray Television, Inc., Term Loan, 1 Month SOFR + 5.250%	10.580%(c)	06/04/29	25	$23,844
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.250%	8.694(c)	09/25/26	25	19,621
				101,531
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30	95	94,287
Software 0.4%
Cotiviti, Inc., Initial Floating Rate Term Loan, 3 Month SOFR + 3.250%	8.563(c)	05/01/31	50	50,015
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.685(c)	07/14/28	51	40,963
				90,978
Telecommunications 0.3%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	25	24,290
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.881(c)	04/15/29	15	14,478
Term B-2, 1 Month SOFR + 6.560%	11.881(c)	04/15/30	15	14,512
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.785(c)	04/15/29	13	8,703
Term B-2 Loan, 1 Month SOFR + 2.464%^	7.785(c)	04/15/30	13	8,812
Term Loan^	—(p)	06/01/28	6	4,390
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%	14.677(c)	10/18/27	1	80
Initial Term Loan, 3 Month SOFR + 6.540%	11.867(c)	10/18/27	2	1,067
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.127(c)	10/18/27	4	657
				76,989

Total Floating Rate and Other Loans (cost $585,043)				575,269

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 6.1%
U.S. Treasury Notes(k)	2.750%	04/30/27	408	$386,803
U.S. Treasury Notes(k)	4.250	09/30/24	365	363,617
U.S. Treasury Notes	4.250	01/31/26	400	395,406
U.S. Treasury Notes	5.000	10/31/25	400	399,657

Total U.S. Treasury Obligations (cost $1,567,222)				1,545,483

	Shares
Common Stock 0.1%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $9,418; purchased 01/29/24 - 01/30/24)*^(f) (cost $9,418)	7,746	16,654
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $10,960; purchased 01/26/24 - 01/29/24)*^(f) (cost $10,960)	1,423	14,804

Total Long-Term Investments (cost $26,351,456)		24,699,382

Short-Term Investments 3.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.550%)(wb)	409,942	409,942
PGIM Core Short-Term Bond Fund(wb)	39,470	360,366

Total Short-Term Investments (cost $769,581)		770,308

TOTAL INVESTMENTS 100.2% (cost $27,121,037)		25,469,690
Liabilities in excess of other assets(z) (0.2)%		(55,773)

Net Assets 100.0%		$25,413,917

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $50,609 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $397,006. The aggregate value of $253,049 is 1.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $9,395)	10	$9,429	$34	$—

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
Futures contracts outstanding at May 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	2 Year U.S. Treasury Notes	Sep. 2024	$814,813	$(372)
5	5 Year U.S. Treasury Notes	Sep. 2024	528,984	(1,040)
2	20 Year U.S. Treasury Bonds	Sep. 2024	232,125	(1,745)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	244,875	(3,627)
				(6,784)
Short Position:
1	10 Year U.S. Treasury Notes	Sep. 2024	108,797	233
				$(6,551)
Credit default swap agreement outstanding at May 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2024(4)	Value at Trade Date	Value at May 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	810	3.335%	$52,782	$63,094	$10,312
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM ESG High Yield Fund
Schedule of Investments as of May 31, 2024 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 5.340%	BARC	06/20/24	1,730	$14,089	$—	$14,089
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(790)	(8,579)	—	(8,579)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(204)	(865)	—	(865)
					$4,645	$—	$4,645
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).